Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income Tax Expenses

Significant components of the income tax expenses are as follows:

	Years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Current:
Hong Kong	5,806,012	6,431,499	5,308,729	677,134
Deferred tax credit	—	—	(3,490,029)	(445,157)
Total income tax expenses	5,806,012	6,431,499	1,818,700	231,977

Schedule of Statutory Rates to the Effective Tax Rate

The following table reconciles Cayman Islands statutory rates to the effective tax rate:

	Years ended March 31,
	2024	2025	2026
Income tax rate in the Cayman Islands, permanent tax holiday	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	(16.5)%
Income not taxable	—	(6.9)%	(1.8)%
Expenses not deductible	—	—	8.8%
Over (under) provision of prior year	—	(0.3)%	0.7%
Tax concession	(0.7)%	(2.0)%	(0.1)%
Tax loss not recognized	—	—	2.1%
Change in valuation allowance (note (a))	7.0%	65.2%	8.0%
Effective tax rate	22.8%	72.5%	1.2%
(a)	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2024, 2025 and 2026 from certain subsidiaries of the Company in Hong Kong.

Schedule of Deferred Tax Assets	The deferred tax assets consist of the following components:

	As of March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Deferred tax assets	2,350,700	4,128,600	6,718,269	856,922
Valuation allowance	(2,350,700)	(4,128,600)	(3,591,044)	(458,041)
Net deferred tax assets	—	—	3,127,225	398,881

 The deferred tax liabilities which are principally comprised of valuation allowance of customer relationship. The deferred tax liabilities consist of the following components:

	As of March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Valuation allowance	—	—	(3,990,843)	(509,036)
Deferred tax liabilities	—	—	(3,990,843)	(509,036)

Schedule of Valuation Allowance

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Balance, beginning of the year	(1,437,150)	(2,350,700)	(4,128,600)	(526,607)
Additions	(913,550)	(1,777,900)	(1,062,373)	(135,507)
Deconsolidation of subsidiaries	—	—	1,599,929	204,073
Balance, end of the year	(2,350,700)	(4,128,600)	(3,591,044)	(458,041)

Movements of valuation allowance were as follows:

	For the years ended March 31,
	2024	2025	2026	2026
	HK$	HK$	HK$	US$
Balance, beginning of the year	—	—	—	—
Acquisition from business combination	—	—	4,353,647	555,312
Credit to profit or loss	—	—	(362,804)	(46,276)
Deferred tax liabilities	—	—	3,990,843	509,036